Equity and Other Comprehensive Income (Loss) - Summary of Changes in OCI by Components of Equity (Detail) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Translation reserves reclassification to profit and loss		kr 1,395	kr 73	kr 59
Translation reserves [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans	[1]	0	0	0
Revaluation of credit risk on borrowings	[1]	0	0	0
Cash flow hedge reserves	[1]	0	0	0
Cash flow hedge reserves reclassification to profit and loss	[1]	0	0	0
Translation reserves changes	[1]	(12,836)	(6,608)	(2,425)
Translation reserves reclassification to profit and loss	[1]	1,395	73	(59)
Share of other comprehensive income of associates	[1]	(93)	(40)	(10)
Movement attributable to non-controlling interests	[1]	(115)	(147)	(50)
Total	[1]	(11,419)	(6,574)	(2,326)
Cash flow hedge reserves [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans		0	0	0
Revaluation of credit risk on borrowings		0	0	0
Cash flow hedge reserves		(4,052)	(3,240)	374
Cash flow hedge reserves reclassification to profit and loss		(218)	725	1,090
Translation reserves changes		0	0	0
Translation reserves reclassification to profit and loss		0	0	0
Share of other comprehensive income of associates		0	0	0
Movement attributable to non-controlling interests		0	0	0
Total		(3,834)	(2,515)	(1,464)
Revaluation of borrowings [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans		0	0	0
Revaluation of credit risk on borrowings		(24)	450	(530)
Cash flow hedge reserves		0	0	0
Cash flow hedge reserves reclassification to profit and loss		0	0	0
Translation reserves changes		0	0	0
Translation reserves reclassification to profit and loss		0	0	0
Share of other comprehensive income of associates		0	0	0
Movement attributable to non-controlling interests		0	0	0
Total		(24)	450	(530)
Retained earnings [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans		5,373	739	655
Revaluation of credit risk on borrowings		0	0	0
Cash flow hedge reserves		0	0	0
Cash flow hedge reserves reclassification to profit and loss		0	0	0
Translation reserves changes		0	0	0
Translation reserves reclassification to profit and loss		0	0	0
Share of other comprehensive income of associates		0	0	0
Movement attributable to non-controlling interests		3	7	(1)
Total		5,370	732	654
Total equity [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefits pension plans		5,373	739	655
Revaluation of credit risk on borrowings		(24)	450	(530)
Cash flow hedge reserves		(4,052)	(3,240)	374
Cash flow hedge reserves reclassification to profit and loss		(218)	725	1,090
Translation reserves changes		(12,836)	(6,608)	(2,425)
Translation reserves reclassification to profit and loss		1,395	73	(59)
Share of other comprehensive income of associates		(93)	(40)	(10)
Movement attributable to non-controlling interests		(112)	(154)	(49)
Total		kr (2,191)	kr (4,341)	kr (738)

[1]	Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK –8,101 million (SEK 4,393 million in 2024 and SEK –77 million in 2023), and realized gains/losses net from divested/liquidated companies, SEK 1,395 million (SEK 73 million in 2024 and SEK 59 million in 2023).